Information on Subsidiaries- Subsidiaries with significant non-controlling interests (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summarized financial information:
Total assets	€ 1,440,000	€ 1,391,000	€ 1,317,000
DWS Group GmbH and Co. KGaA
Subsidiaries with significant non-controlling interests, DWS Group GmbH & Co. KGaA [Line Items]
Proportion of ownership interests held by non-controlling interests	20.51%	20.51%
Principal place of business	Global	Global
Noncontrolling interests	€ 191	€ 133
Accumulated non-controlling interests of the subsidiary	1,544	1,546
Dividends paid to noncontrolling interests	90	250
Summarized financial information:
Total assets	11,775	11,871
Total liabilities	4,295	4,379
Total net revenues	3,155	2,765
Net income (loss)	928	652
Total comprehensive income (loss), net of tax	€ 429	€ 904